As filed with the Securities and Exchange Commission on June 27, 2007
                                     Investment Company Act File Number 811-4256

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                  ANTHONY PACE
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: April 30, 2007

ITEM 1: SCHEDULE OF INVESTMENTS

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CONNETICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
April 30, 2007
(UNAUDITED)
===============================================================================

                                                                                                                    Ratings (a)
                                                                                                                  -----------------
     Face                                                                        Maturity   Current      Value             Standard
    Amount                                                                         Date    Coupon (b)   (Note 1)  Moody's  & Poor's
----------                                                                         ----    ----------   --------  -------  --------
Put Bond (c)(3.15%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   Puerto Rico Industrial Medical & Environmental IDRB
              (Abbott laboratories Project)- Series 1983A                        03/01/08    3.95%   $ 2,500,000     P-1       A-1+
-----------                                                                                          -----------
  2,500,000   Total Put Bond                                                                           2,500,000
-----------                                                                                          -----------`
Tax Exempt Commercial Paper(9.71%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,700,000   Connecticut State HEFA P-Float PT-905
              (St Francis Hosipital and Medical Center Issue)  Series C (d)      09/13/07    3.66%   $ 2,700,000
  5,000,000   State of Connecticut HEFA RB (Yale University)                     05/09/07    3.65      5,000,000   VMIG-1      A-1+
-----------                                                                                          -----------
  7,700,000   Total Tax Exempt Commercial Paper                                                        7,700,000
-----------                                                                                          -----------
Tax Exempt General Obligation Notes & Bonds (23.09%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Bethel, CT BAN                                                     07/31/07    3.73%   $ 2,003,710    MIG-1
  2,000,000   Commonwealth of Puerto Rico TRAN - Series 2007
              LOC NS/BNP/DX/FT/VZ                                                07/30/07    3.68      2,003,929    MIG-1     SP-1+
  1,850,000   Danbury, CT BAN                                                    08/03/07    3.72      1,853,583    MIG-1     SP-1+
  1,695,000   East Lyme, CT BAN                                                  07/19/07    3.72      1,696,431    MIG-1
  3,500,000   Fairfield, CT BAN                                                  07/26/07    3.70      3,506,761    MIG-1     SP-1+
  1,735,000   Hamden, CT BAN                                                     07/27/07    3.73      1,736,572    MIG-1     SP-1+
  2,000,000   Hartford, CT BAN (d)                                               11/15/07    3.60      2,004,202
  1,000,000   Ledyard, CT BAN (d)                                                07/16/07    3.51      1,000,995
  1,500,000   Milford, CT BAN                                                    05/04/07    3.49      1,500,061    MIG-1     SP-1+
  1,000,000   North St. Paul Maplewood
              MN Independent School District, BAN (d)                            08/13/07    3.85      1,001,773
-----------                                                                                          -----------
 18,280,000   Total Tax Exempt General Obligation Notes & Bonds                                       18,308,017
-----------                                                                                          -----------
Variable Rate Demand Instruments (e) (65.16%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Connecticut HEFA RB (Kingswood-Oxford School Issue) - Series B
              LOC Allied Irish Bank                                              07/01/30    3.90%   $ 3,000,000   VMIG-1
  1,370,000   Connecticut State Development Authority IDRB(Acucut Inc. Project)
              LOC Wachovia Bank, N.A.                                            06/01/18    4.09      1,370,000     P-1       A-1+
    500,000   Connecticut State Development Authority IDRB
              (Gerber Garment Technology Inc.) - Series 1984
              LOC Wachovia Bank, N.A.                                            12/01/14    3.89        500,000               A-1+
  3,000,000   Connecticut State GO- Series 1997B                                 05/15/14    3.80      3,000,000   VMIG-1      A-1+
  2,000,000   Connecticut State GO- Series 515                                   12/15/13    3.94      2,000,000   VMIG-1
  2,200,000   Connecticut State Health and Educational Floater Trust Receipts
              (Quinnipiac University) - Series 1637
              Insured by AMBAC Assurance Corporation                             07/01/36    3.94      2,200,000   VMIG-1
  3,000,000   Connecticut State HEFA (Hospital of St. Raphael Issue) - Series M
              LOC KBC Bank, N.V.                                                 07/01/24    3.87      3,000,000   VMIG-1      A-1
  2,420,000   Connecticut HEFA (Salisbury School Issue) - Series B
              LOC  Fleet National Bank                                           07/01/34    3.92      2,420,000               A-1+
  1,480,000   Connecticut State HFA
              (Housing Mortgage Finance Program Bonds) D-2
              Insured by  AMBAC Assurance Corporation                            11/15/23    3.75      1,480,000   VMIG-1      A-1+
  1,300,000   Connecticut State HFA
              (Housing Mortgage Finance Program Bonds) B-1
              Insured by AMBAC Assurance Corporation                             05/15/33    3.90      1,300,000   VMIG-1      A-1+
  2,880,000   Connecticut State HEFA (Eastern Connecticut Health) - Series B
              LOC Comerica Bank                                                  07/01/34    3.95      2,880,000   VMIG-1      A-1+
  1,500,000   Connecticut State HEFA (University of New Haven) Series 2005E
              LOC Wachovia Bank, N.A.                                            07/01/35    3.94      1,500,000               A-1+
  1,160,000   Connecticut State HEFA RB
              (Mansfield Center For Nursing and Rehabilitation) - Series B
              LOC Bank of America, N.A.                                          07/01/22    3.92      1,160,000               A-1+
  2,000,000   Connecticut State Puttable Tax Exempt Receipts - Series 1170
              Related to CT GO Bonds (2005 Series D-2)
              Insured by FGIC                                                    11/15/13    3.95      2,000,000   VMIG-1      A-1
  5,025,000   Connecticut State Special Tax Obligation RB - Series 1
              (Second Lien Transportation Infrastructure)
              Insured by FSA                                                     12/01/10    3.89      5,025,000     P-1       A-1+
  1,000,000   Fulton County, KY Industrial Building RB - Series 2006
              LOC Branch Bank & Trust Company                                    07/01/26    4.05      1,000,000     P-1       A-1+
  1,000,000   Louisiana Calcasieu Parish Public Trust Authority
              (Delta Equine Center, LLC Project) - Series 2007
              LOC Branch Bank & Trust Company                                    01/01/32    4.05      1,000,000     P-1       A-1+
  1,000,000   Michigan State Strategic Fund
              (Ilmor Engineering Inc. Project) - Series 2006
              LOC Fifth Third Bank                                               03/01/36    4.05      1,000,000     P-1       A-1+
  1,000,000   Nashville & Davidson County, TN Health & Educational Facilities
              Board MHRB (Wedgewood Towers Project) - Series 2004B (c)
              LOC Amsouth Bank, N.A.                                             06/01/34    4.10      1,000,000     P-1       A-1
    395,000   New Britain, CT GO - Series 2000B
              Insured by AMBAC Assurance Corporation                             04/01/20    3.95        395,000               A-1+
    800,000   Puerto Rico Commonwealth Public Improvement Bonds - Series 2206A
              LOC Goldman Sachs                                                  07/01/35    3.95        800,000     P-1       A-1
  1,315,000   PUTTERS Series 215 Related to Connecticut State HEFA RB
              (Eastern Conneticut Health Network Issue) - Series A
              Insured by Radian Asset Assurance, Inc.                            07/01/30    3.95      1,315,000               A-1+
  3,000,000   ROCs II-R Trust-Series 402 Related to Connecticut Housing Finance
              Authority(Housing Mortgage Finance Program Bonds) Series 2003 E-2
              Insured by MBIA Insurance Corporation                              11/15/33    4.00      3,000,000   VMIG-1
  1,995,000   ROCs II - R Trust - Series 596 Related to the State of Connecticut
              GO Refunding Bonds (2004 Series B)
              Insured by MBIA Insurance Corporation                              06/01/14    3.96      1,995,000   VMIG-1
  1,840,000   ROCs  II - R Trusts - Series 6501 Town of Weston, CT GO            07/15/22    3.96      1,840,000   VMIG-1
  2,000,000   Societe Generale Municipal Securities Trust Reciepts Series 1997
              SGA 43 Related to Puerto Rico Electric Power Authority Power RB
              Insured by MBIA  Insurance Corporation                             07/01/22    3.92      2,000,000               A-1+
  3,000,000   State of Connecticut HEFA RB (Greenwich Family YMCA) - Series A
              LOC Bank of New York                                               07/01/35    3.94      3,000,000   VMIG-1
    500,000   TOCs (TICs/TOCs Trust Series 2001-1) Puerto Rico
              Public Improvement Refunding Bonds - Series 2001
              Insured by FSA                                                     07/01/27    3.93        500,000               A-1+
-----------                                                                                          -----------
 51,680,000   Total Variable Rate Demand Instruments                                                  51,680,000
-----------                                                                                          -----------
              Total Investments (101.11%) (cost $80,188,017)                                          80,188,017
              Liabilities in excess of cash and other assets (-1.11%)                                   (878,690)
                                                                                                     -----------
              Net Assets (100.00%)                                                                   $79,309,327
                                                                                                     ===========
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 56,181,906  shares outstanding                                         $      1.00
                                                                                                     ===========
              Class B Shares, 22,900,398  shares outstanding                                         $      1.00
                                                                                                     ===========
              JPMorgan Shares,   263,181  shares outstanding                                         $      1.00
                                                                                                     ===========

FOOTNOTES:

    Note 1: Valuation of Securities -

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated is the next put date.

(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN     =  Bond Anticipation Note                               LOC    =   Letter of Credit
     FGIC    =  Financial Guaranty Insurance Company                 MHRB   =   Multi-Family Housing Revenue Bond
     FSA     =  Financial Security Assurance                         RB     =   Revenue Bond
     GO      =  General Obligation                                   ROC    =   Reset Option Certificate
     HEFA    =  Health and Education Facilities Authority            TIC    =   Trust Inverse Certificate
     HFA     =  Housing Finance Authority                            TOC    =   Tender Option Certificate
     IDRB    =  Industrial Development Revenue Bond                  TRAN   =   Tax & Revenue Anticipation Note

ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Connecticut Daily Tax Free Income Fund, Inc.

By (Signature and Title)* /s/Anthony Pace
                             Anthony Pace, Treasurer and Assistant Secretary

Date: June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Steven W. Duff
                                ------------------
                                Steven W. Duff, President

Date: June 27, 2007

By (Signature and Title)*       /s/ Anthony Pace
                                ----------------
                                Anthony Pace, Treasurer and Assistant Secretary

Date: June 27, 2007

* Print the name and title of each signing officer under his or her signature.